SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	0 Months Ended
	Feb. 01, 2011	Nov. 22, 2010	Oct. 26, 2014	Oct. 27, 2013
Preferred stock, number of shares authorized, after stock split			160,000,000	160,000,000
After stock split
Preferred stock, number of shares authorized, after stock split	160,000,000
Change in par value of shares of preferred stock (in dollars per share)	$ 0
Common stock
Authorized stock split ratio		2
Common stock, par value (in dollars per share)			0.0293	0.0293
Common stock, number of shares authorized			800,000,000	800,000,000
Common stock | Before stock split
Common stock, par value (in dollars per share)	$ 0.0586
Common stock, number of shares authorized	400,000,000
Common stock | After stock split
Common stock, par value (in dollars per share)	$ 0.0293
Common stock, number of shares authorized	800,000,000
Common stock, non-voting
Common stock, par value (in dollars per share)			0.01	0.01
Common stock, number of shares authorized			400,000,000	400,000,000
Common stock, non-voting | After stock split
Common stock, number of shares authorized	400,000,000
Change in par value of shares of common stock (in dollars per share)	$ 0